Schedule of Convertible Preferred Stock (Details) - USD ($)	Jun. 30, 2026	Apr. 30, 2026	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 15, 2024
Short-Term Debt [Line Items]
Preferred stock, shares authorized	500,000			500,000	500,000
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Preferred stock value	$ 966,000
Eos SENOLYTIXS Inc [Member]
Short-Term Debt [Line Items]
Preferred stock, shares authorized	2,000,000		2,000,000	2,000,000	2,000,000	1,000
Preferred stock, shares issued	8,823			0	0
Preferred stock, shares outstanding	8,823			0	0
Preferred stock value
Series A Preferred Stock [Member] | Eos SENOLYTIXS Inc [Member]
Short-Term Debt [Line Items]
Preferred stock, shares authorized	1,900,000	1,900,000	1,900,000
Preferred stock, shares issued	8,823
Preferred stock, shares outstanding	8,823
Preferred stock, issue price per share	$ 17.00
Preferred stock value
Preferred stock liquidation preference value	$ 149,991